SHARE CAPITAL (Details) (USD $)	0 Months Ended	9 Months Ended
	Sep. 30, 2012	Sep. 20, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010
Authorized share capital [Abstract]
Ordinary shares authorized (in shares)	125,000,000		125,000,000
Ordinary shares authorized - par value (in dollars per share)	$ 2.50		$ 2.50
Ordinary shares authorized	$ 312,500,000		$ 312,500,000
Issued and fully paid share capital [Abstract]
Ordinary shares issued (in shares)	77,858,502		77,858,502	77,858,502	77,858,502
Ordinary shares issued (dollars per share)	$ 2.50		$ 2.50
Ordinary shares issued	194,646,000		194,646,000
Share premium	$ 0	$ 225,800,000